Lease Right-of-Use Asset and Lease Liabilities - Schedule of Components of Lease Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Operating lease cost	$ 1,021,267	$ 451,685
Short-term lease cost	35,727	63,785
Lease cost	$ 1,056,994	$ 515,470